Average Annual Total Returns - Admiral - Vanguard Long-Term Treasury Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg U.S. Long Treasury Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Long Treasury Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Long Treasury Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Bloomberg U.S. Long Treasury Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Bloomberg U.S. Long Treasury Index in USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Bloomberg U.S. Long Treasury Index in USD (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	17.69%	7.81%	7.66%	16.73%	6.70%	6.46%	10.51%	5.57%	5.55%	17.70%	7.85%	7.80%	17.70%	7.87%	7.76%	7.75%	4.53%	3.89%